Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 18, 2018
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	May 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
Supplement Text	PFT_SupplementText
Prospectus Supplement	May 18, 2018

Putnam Emerging Markets Equity Fund
Prospectus dated December 30, 2017

Beginning on May 21, 2018, the fund will offer class R6 shares to:

• employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;

• investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;

• investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges the shareholder additional fees or commissions, other than those described in the prospectus and statement of additional information, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;

• corporations, endowments, foundations and other institutional investors that have been approved by Putnam; and

• unaffiliated investment companies (whether registered or private) that have been approved by Putnam.

The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that the fund’s symbol for class R6 shares is PEMQX.

The following information is added to similar disclosure for the fund under Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class R6	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service(12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class R6	0.93%	N/A	0.68%=	1.61%	(0.43)%	1.18%

† Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI Emerging Markets Index (ND). For the most recent fiscal year, the fund’s management fee prior to any performance adjustment was 0.92%.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through December 30, 2019. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class R6	$120	$466	$836	$1,875

Prospectus Supplement	May 18, 2018

Putnam Floating Rate Income Fund
Prospectus dated June 30, 2017

Beginning on May 21, 2018, the fund will offer class R6 shares to:

• employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;

• investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;

• investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges the shareholder additional fees or commissions, other than those described in the prospectus and statement of additional information, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;

• corporations, endowments, foundations and other institutional investors that have been approved by Putnam; and

• unaffiliated investment companies (whether registered or private) that have been approved by Putnam.

The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that the fund’s symbol for class R6 shares is PFRZX.

The following information is added to similar disclosure for the fund under Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class R6	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class R6	0.57%	N/A	0.11%=	0.68%

= Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class R6	$69	$218	$379	$847

Prospectus Supplement	May 18, 2018

Putnam Global Industrials Fund
Putnam Global Technology Fund

Prospectus dated December 30, 2017

Beginning on May 21, 2018, the funds will offer class R6 shares to:

• employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;

• investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;

• investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges the shareholder additional fees or commissions, other than those described in the prospectus and statement of additional information, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;

• corporations, endowments, foundations and other institutional investors that have been approved by Putnam; and

• unaffiliated investment companies (whether registered or private) that have been approved by Putnam.

The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that the fund symbols for class R6 shares are:

• Putnam Global Industrials Fund      PGWTX

• Putnam Global Technology Fund    PTTEX

The following information is added to similar disclosure for each fund under Fund summaries — Fees and expenses:

Putnam Global Industrials Fund

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class R6	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service(12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class R6	0.63%	N/A	0.50%=	1.13%	(0.25)%	0.88%

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/19. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class R6	$90	$334	$598	$1,352

Putnam Global Technology Fund

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class R6	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service(12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class R6	0.63%	N/A	0.29%=	0.92%	(0.04)%	0.88%

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/19. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class R6	$90	$290	$507	$1,131
Prospectus Supplement	May 18, 2018

Putnam Multi-Cap Core Fund
Prospectus dated August 30, 2017

Beginning on May 21, 2018, the fund will offer class R6 shares to:

• employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;

• investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;

• investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges the shareholder additional fees or commissions, other than those described in the prospectus and statement of additional information, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;

• corporations, endowments, foundations and other institutional investors that have been approved by Putnam; and

• unaffiliated investment companies (whether registered or private) that have been approved by Putnam.

The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that the fund’s symbol for class R6 shares is PMYTX.

The following information is added to similar disclosure for the fund under Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class R6	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class R6	0.56%	N/A	0.12%#	0.68%

# Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect current fees and the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class R6	$69	$218	$379	$847

Putnam Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Emerging Markets Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,875
Putnam Floating Rate Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Floating Rate Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Putnam Global Industrials Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/19
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Global Industrials Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Putnam Global Technology Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/19
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Global Technology Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Putnam Multi-Cap Core Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Multi-Cap Core Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847

[1]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI Emerging Markets Index (ND). For the most recent fiscal year, the fund's management fee prior to any performance adjustment was 0.92%.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2019. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/19. This obligation may be modified or discontinued only with approval of the Board of Trustees.